Supplemental Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Additional Information [Abstract]
Condensed Consolidating Income Statement

Figures in millions (US dollars)	2019	2019	2019	2019	2019
Condensed consolidating income statement	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Revenue from product sales	—	—	3,525	—	3,525
Cost of sales	(1)	—	(2,625)	—	(2,626)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	5	—	5
Gross profit (loss)	(1)	—	905	—	904
Corporate administration, marketing and other income (expenses)	(41)	(6)	(17)	(18)	(82)
Exploration and evaluation costs	—	—	(112)	—	(112)
Impairment, derecognition of assets and profit (loss) on disposal	—	(3)	(6)	3	(6)
Other income (expenses)	(10)	3	135	(211)	(83)
Operating profit (loss)	(52)	(6)	905	(226)	621
Interest income	3	6	5	—	14
Foreign exchange losses	—	(4)	(8)	—	(12)
Finance costs and unwinding of obligations	(16)	(106)	(56)	6	(172)
Share of associates and joint ventures’ profit (loss)	—	—	154	14	168
Equity gain (loss) in subsidiaries	302	815	—	(1,117)	—
Profit (loss) before taxation	237	705	1,000	(1,323)	619
Taxation	32	—	(282)	—	(250)
Profit (loss) after taxation from continuing operations	269	705	718	(1,323)	369
Discontinued operations
Profit (loss) from discontinued operations	(281)	—	(95)	—	(376)
Profit (loss) for the period	(12)	705	623	(1,323)	(7)
Allocated as follows:
Equity shareholders
- Continuing operations	269	705	713	(1,323)	364
- Discontinued operations	(281)	—	(95)	—	(376)
Non-controlling interests
- Continuing operations	—	—	5	—	5
	(12)	705	623	(1,323)	(7)
Comprehensive income (loss)	2	717	618	(1,330)	7
Comprehensive (income) loss attributable to non-controlling interests	—	—	(5)	—	(5)
Comprehensive income (loss) attributable to AngloGold Ashanti	2	717	613	(1,330)	2

Figures in millions (US dollars)	2018	2018	2018	2018	2018
Condensed consolidating income statement (restated)	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Revenue from product sales	—	—	3,336	—	3,336
Cost of sales	(2)	—	(2,582)	—	(2,584)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	(2)	—	(2)
Gross profit (loss)	(2)	—	752	—	750
Corporate administration, marketing and other income (expenses)	(12)	(20)	(13)	(31)	(76)
Exploration and evaluation costs	—	—	(98)	—	(98)
Impairment, derecognition of assets and profit (loss) on disposal	—	1	(9)	1	(7)
Other income (expenses)	(10)	10	(70)	(9)	(79)
Operating profit (loss)	(24)	(9)	562	(39)	490
Interest income	—	4	4	—	8
Dividend received	2	—	—	—	2
Foreign exchange losses	—	(6)	(3)	—	(9)
Finance costs and unwinding of obligations	(16)	(107)	(45)	—	(168)
Share of associates and joint ventures’ profit (loss)	5	—	108	9	122
Equity gain (loss) in subsidiaries	142	490	—	(632)	—
Profit (loss) before taxation	109	372	626	(662)	445
Taxation	23	—	(235)	—	(212)
Profit (loss) after taxation from continuing operations	132	372	391	(662)	233
Discontinued operations
Profit (loss) from discontinued operations	1	—	(84)	—	(83)
Profit (loss) for the period	133	372	307	(662)	150

Allocated as follows:
Equity shareholders
- Continuing operations	132	372	374	(662)	216
- Discontinued operations	1	—	(84)	—	(83)
Non-controlling interests
- Continuing operations	—	—	17	—	17
	133	372	307	(662)	150
Comprehensive income (loss)	(8)	320	301	(604)	9
Comprehensive (income) loss attributable to non-controlling interests	—	—	(17)	—	(17)
Comprehensive income (loss) attributable to AngloGold Ashanti	(8)	320	284	(604)	(8)

Figures in millions (US dollars)	2017	2017	2017	2017	2017
Condensed consolidating income statement (restated)	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Revenue from product sales	—	—	3,424	(30)	3,394
Cost of sales	(2)	—	(2,606)	1	(2,607)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	—	—	—
Gross profit (loss)	(2)	—	818	(29)	787
Corporate administration, marketing and other income (expenses)	(7)	(7)	(2)	(48)	(64)
Exploration and evaluation costs	(1)	—	(104)	—	(105)
Impairment, derecognition of assets and profit (loss) on disposal	—	2	(4)	—	(2)
Other income (expenses)	(71)	(8)	(79)	8	(150)
Operating profit (loss)	(81)	(13)	629	(69)	466
Interest income	1	3	4	—	8
Foreign exchange losses	—	1	(12)	—	(11)
Finance costs and unwinding of obligations	(14)	(107)	(36)	—	(157)
Share of associates and joint ventures’ profit (loss)	13	—	9	—	22
Equity gain (loss) in subsidiaries	212	447	—	(659)	—
Profit (loss) before taxation	131	331	594	(728)	328
Taxation	32	—	(195)	—	(163)
Profit (loss) after taxation from continuing operations	163	331	399	(728)	165
Discontinued operations
Profit (loss) from discontinued operations	(324)	—	(12)	—	(336)
Profit (loss) after discontinued operations	(161)	331	387	(728)	(171)
Preferred stock dividends	(30)	—	—	30	—
Profit (loss) for the period	(191)	331	387	(698)	(171)

Allocated as follows:
Equity shareholders
- Continuing operations	133	331	379	(698)	145
- Discontinued operations	(324)	—	(12)	—	(336)
Non-controlling interests
- Continuing operations	—	—	20	—	20
	(191)	331	387	(698)	(171)
Comprehensive income (loss)	(37)	365	422	(767)	(17)
Comprehensive (income) loss attributable to non-controlling interests	—	—	(20)	—	(20)
Comprehensive income (loss) attributable to AngloGold Ashanti	(37)	365	402	(767)	(37)

Condensed Consolidating Statement of Financial Position

Figures in millions (US dollars)	2019	2019	2019	2019	2019
Condensed consolidating statement of financial position	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
ASSETS
Non-current assets
Tangible and right of use assets	4	—	2,740	6	2,750
Intangible assets	1	—	123	(1)	123
Investments in subsidiaries, associates and joint ventures	2,646	4,612	1,459	(7,136)	1,581
Other investments	2	2	74	(2)	76
Inventories	—	—	93	—	93
Trade and other receivables	—	29	122	(29)	122
Deferred taxation	105	—	—	—	105
Cash restricted for use	—	—	31	—	31
	2,758	4,643	4,642	(7,162)	4,881
Current assets
Other investments	—	10	—	—	10
Inventories, trade and other receivables, intergroup balances and other current assets	333	619	1,247	(1,317)	882
Cash restricted for use	—	—	33	—	33
Cash and cash equivalents	12	102	342	—	456
	345	731	1,622	(1,317)	1,381
Assets held for sale	253	—	348	—	601
	598	731	1,970	(1,317)	1,982

Total assets	3,356	5,374	6,612	(8,479)	6,863

EQUITY AND LIABILITIES
Share capital and premium	7,199	6,096	837	(6,933)	7,199
Retained earnings (accumulated losses) and other reserves	(4,559)	(2,715)	1,668	1,047	(4,559)
Shareholders’ equity	2,640	3,381	2,505	(5,886)	2,640
Non-controlling interests	—	—	36	—	36
Total equity	2,640	3,381	2,541	(5,886)	2,676

Non-current liabilities	225	1,031	1,222	—	2,478
Current liabilities including intergroup balances	401	962	2,667	(2,593)	1,437
Liabilities held for sale	90	—	182	—	272
Total liabilities	716	1,993	4,071	(2,593)	4,187
Total equity and liabilities	3,356	5,374	6,612	(8,479)	6,863

Figures in millions (US dollars)	2018	2018	2018	2018	2018
Condensed consolidating statement of financial position	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
ASSETS
Non-current assets
Tangible assets	625	—	2,756	—	3,381
Intangible assets	1	—	123	(1)	123
Investments in subsidiaries, associates and joint ventures	2,383	4,255	1,398	(6,508)	1,528
Other investments	2	3	138	(2)	141
Inventories	1	—	105	—	106
Trade and other receivables	—	29	102	(29)	102
Cash restricted for use	—	—	35	—	35
	3,012	4,287	4,657	(6,540)	5,416
Current assets
Other investments	—	6	—	—	6
Inventories, trade and other receivables, intergroup balances and other current assets	390	416	1,166	(1,111)	861
Cash restricted for use	—	—	31	—	31
Cash and cash equivalents	7	97	225	—	329
	397	519	1,422	(1,111)	1,227

Total assets	3,409	4,806	6,079	(7,651)	6,643
EQUITY AND LIABILITIES
Share capital and premium	7,171	6,096	821	(6,917)	7,171
Retained earnings (accumulated losses) and other reserves	(4,519)	(3,310)	1,406	1,904	(4,519)
Shareholders’ equity	2,652	2,786	2,227	(5,013)	2,652
Non-controlling interests	—	—	42	—	42
Total equity	2,652	2,786	2,269	(5,013)	2,694

Non-current liabilities	319	1,734	1,103	—	3,156
Current liabilities including intergroup balances	438	286	2,707	(2,638)	793
Total liabilities	757	2,020	3,810	(2,638)	3,949
Total equity and liabilities	3,409	4,806	6,079	(7,651)	6,643

Figures in millions (US dollars)	2017	2017	2017	2017	2017
Condensed consolidating statement of financial position	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
ASSETS
Non-current assets
Tangible assets	739	—	3,003	—	3,742
Intangible assets	1	—	139	(2)	138
Investments in subsidiaries, associates and joint ventures	2,371	4,376	1,371	(6,611)	1,507
Other investments	2	6	125	(2)	131
Inventories	—	—	100	—	100
Trade and other receivables	—	29	67	(29)	67
Deferred taxation	—	—	4	—	4
Cash restricted for use	—	—	37	—	37
	3,113	4,411	4,846	(6,644)	5,726
Current assets
Other investments	—	6	1	—	7
Inventories, trade and other receivables, intergroup balances and other current assets	471	145	1,166	(877)	905
Cash restricted for use	—	1	27	—	28
Cash and cash equivalents	11	21	173	—	205
	482	173	1,367	(877)	1,145
Assets held for sale	310	—	38	—	348
	792	173	1,405	(877)	1,493

Total assets	3,905	4,584	6,251	(7,521)	7,219
EQUITY AND LIABILITIES
Share capital and premium	7,134	6,096	824	(6,920)	7,134
Retained earnings (accumulated losses) and other reserves	(4,471)	(3,491)	1,619	1,872	(4,471)
Shareholders’ equity	2,663	2,605	2,443	(5,048)	2,663
Non-controlling interests	—	—	41	—	41
Total equity	2,663	2,605	2,484	(5,048)	2,704

Non-current liabilities	527	1,764	1,369	—	3,660
Current liabilities including intergroup balances	591	215	2,396	(2,473)	729
Liabilities held for sale	124	—	2	—	126
Total liabilities	1,242	1,979	3,767	(2,473)	4,515
Total equity and liabilities	3,905	4,584	6,251	(7,521)	7,219

Condensed Consolidating Statement of Cash Flow

Figures in millions (US dollars)	2019	2019	2019	2019	2019
Condensed consolidating statement of cash flow	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Cash flows from operating activities
Cash generated from (used by) operations	(59)	(8)	1,165	4	1,102
Net movement in intergroup receivables and payables	35	(205)	177	(7)	—
Dividends received from joint ventures	—	77	—	—	77
Taxation refund	—	—	7	—	7
Taxation paid	—	—	(228)	—	(228)
Net cash inflow (outflow) from operating activities from continuing operations	(24)	(136)	1,121	(3)	958
Net cash inflow (outflow) from operating activities from discontinued operations	58	—	31	—	89
Net cash inflow (outflow) from operating activities	34	(136)	1,152	(3)	1,047
Cash flows from investing activities
Capital expenditure	—	—	(703)	—	(703)
Interest capitalised and paid	—	—	—	(6)	(6)
Proceeds from disposal of tangible assets	—	—	3	—	3
Other investments acquired	—	—	(9)	—	(9)
Proceeds from disposal of other investments	—	—	3	—	3
Investments in associates and joint ventures	—	—	(5)	—	(5)
Net loans repaid by (advanced to) associates and joint ventures	17	4	(1)	—	20
Disposal (acquisition) of subsidiaries	—	(8)	8	—	—
Increase in investment in subsidiary	(16)	—	—	16	—
Interest received	3	5	6	—	14
Net cash inflow (outflow) from investing activities from continuing operations	4	1	(698)	10	(683)
Net cash inflow (outflow) from investing activities from discontinued operations	(46)	—	(8)	—	(54)
Cash in subsidiaries sold and transferred to held for sale	—	—	(6)	—	(6)
Net cash inflow (outflow) from investing activities	(42)	1	(712)	10	(743)
Cash flows from financing activities
Increase in share capital	—	—	16	(16)	—
Proceeds from borrowings	130	—	38	—	168
Repayment of borrowings	(124)	—	(41)	—	(165)
Finance costs paid	(10)	(102)	(31)	6	(137)
Bond settlement premium, RCF and bond transaction costs	—	—	—	—	—
Dividends paid	(28)	—	(15)	—	(43)
Intergroup dividends received (paid)	44	242	(286)	—	—
Net cash inflow (outflow) from financing activities from continuing operations	12	140	(319)	(10)	(177)
Net cash inflow (outflow) from financing activities from discontinued operations	—	—	—	—	—
Net cash inflow (outflow) from financing activities	12	140	(319)	(10)	(177)
Net increase (decrease) in cash and cash equivalents	4	5	121	(3)	127
Translation	1	—	(4)	3	—
Cash and cash equivalents at beginning of year	7	97	225	—	329
Cash and cash equivalents at end of year	12	102	342	—	456

Figures in millions (US dollars)	2018	2018	2018	2018	2018
Condensed consolidating statement of cash flow (restated)	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Cash flows from operating activities
Cash generated from (used by) operations	(93)	(18)	1,034	8	931
Net movement in intergroup receivables and payables	73	(215)	130	12	—
Dividends received from joint ventures	—	91	—	—	91
Taxation refund	—	—	5	—	5
Taxation paid	—	—	(171)	—	(171)
Net cash inflow (outflow) from operating activities from continuing operations	(20)	(142)	998	20	856
Net cash inflow (outflow) from operating activities from discontinued operations	(27)	—	28	—	1
Net cash inflow (outflow) from operating activities	(47)	(142)	1,026	20	857
Cash flows from investing activities
Capital expenditure	—	—	(575)	—	(575)
Proceeds from disposal of tangible assets	—	—	4	6	10
Dividends from other investments	2	—	—	—	2
Other investments acquired	—	—	(13)	—	(13)
Proceeds from disposal of other investments	—	—	7	—	7
Investments in associates and joint ventures	—	—	(8)	—	(8)
Net loans repaid by (advanced to) associates and joint ventures	9	10	(2)	—	17
Disposal (acquisition) of subsidiaries	—	(7)	7	—	—
Decrease (increase) in cash restricted for use	—	1	(6)	(1)	(6)
Interest received	—	1	4	—	5
Net cash inflow (outflow) from investing activities from continuing operations	11	5	(582)	5	(561)
Net cash inflow (outflow) from investing activities from discontinued operations	207	—	19	—	226
Net cash inflow (outflow) from investing activities	218	5	(563)	5	(335)
Cash flows from financing activities
Proceeds from borrowings	407	45	301	—	753
Repayment of borrowings	(570)	(80)	(317)	—	(967)
Finance costs paid	(12)	(102)	(16)	—	(130)
Bond settlement premium, RCF and bond transaction costs	—	(10)	—	—	(10)
Dividends paid	(24)	—	(15)	—	(39)
Intergroup dividends received (paid)	25	360	(386)	1	—
Net cash inflow (outflow) from financing activities from continuing operations	(174)	213	(433)	1	(393)
Net cash inflow (outflow) from financing activities from discontinued operations	—	—	—	—	—
Net cash inflow (outflow) from financing activities	(174)	213	(433)	1	(393)
Net increase (decrease) in cash and cash equivalents	(3)	76	30	26	129
Translation	(1)	—	22	(26)	(5)
Cash and cash equivalents at beginning of year	11	21	173	—	205
Cash and cash equivalents at end of year	7	97	225	—	329

Figures in millions (US dollars)	2017	2017	2017	2017	2017
Condensed consolidating statement of cash flow (restated)	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Cash flows from operating activities
Cash generated from (used by) operations	(61)	(15)	1,140	3	1,067
Net movement in intergroup receivables and payables	10	(102)	123	(31)	—
Dividends received from joint ventures	—	6	—	—	6
Taxation refund	3	—	11	—	14
Taxation paid	—	—	(174)	—	(174)
Net cash inflow (outflow) from operating activities from continuing operations	(48)	(111)	1,100	(28)	913
Net cash inflow (outflow) from operating activities from discontinued operations	56	—	28	—	84
Net cash inflow (outflow) from operating activities	8	(111)	1,128	(28)	997
Cash flows from investing activities
Capital expenditure	(1)	—	(674)	—	(675)
Proceeds from disposal of tangible assets	—	—	3	—	3
Other investments acquired	—	(5)	(3)	—	(8)
Proceeds from disposal of other investments	—	—	—	3	3
Investments in associates and joint ventures	—	(15)	(14)	2	(27)
Net loans repaid by (advanced to) associates and joint ventures	—	(6)	2	(2)	(6)
Reduction in investment in subsidiary	42	—	—	(42)	—
Disposal (acquisition) of subsidiaries	—	(2)	2	—	—
Decrease (increase) in cash restricted for use	—	—	(8)	—	(8)
Interest received	—	3	4	—	7
Net cash inflow (outflow) from investing activities from continuing operations	41	(25)	(688)	(39)	(711)
Net cash inflow (outflow) from investing activities from discontinued operations	(139)	—	(12)	—	(151)
Net cash inflow (outflow) from investing activities	(98)	(25)	(700)	(39)	(862)
Cash flows from financing activities
Reduction in share capital	—	(43)	—	43	—
Proceeds from borrowings	539	155	121	—	815
Repayment of borrowings	(428)	(170)	(169)	—	(767)
Finance costs paid	(15)	(103)	(20)	—	(138)
Dividends paid	(39)	—	(19)	—	(58)
Intergroup dividends received (paid)	—	286	(286)	—	—
Net cash inflow (outflow) from financing activities from continuing operations	57	125	(373)	43	(148)
Net cash inflow (outflow) from financing activities from discontinued operations	—	—	—	—	—
Net cash inflow (outflow) from financing activities	57	125	(373)	43	(148)
Net increase (decrease) in cash and cash equivalents	(33)	(11)	55	(24)	(13)
Translation	—	—	(21)	24	3
Cash and cash equivalents at beginning of year	44	32	139	—	215
Cash and cash equivalents at end of year	11	21	173	—	205